Condensed Consolidating Financial Statements (Consolidated and Combined Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash provided by (used for) operating activities	$ 198,002	$ 154,338	$ 172,310
Capital expenditures	(41,526)	(43,189)	(40,234)
Due from affiliates	0	0	0
Acquisitions of businesses, net of cash acquired	(462,050)	0	(1,301,687)
Proceeds from the disposition of property, plant, and equipment	372	320	174
Cash used for investing activities	(503,204)	(42,869)	(1,341,747)
Due to affiliates	0	0	0
Borrowings on line of credit	360,000	0	200,000
Repayments of line of credit	(360,000)	0	(200,000)
Proceeds from issuance of long-term debt	(350,000)	(350,000)	0
Payments made on bank debt	(17,500)	0	0
Net transfers from parent	0	16,181	206,678
Payment from former parent	6,500	0	0
Dividend paid to parent	0	(214,000)	0
Payments made on long-term debt to former parent	0	(20,087)	(6,362)
Proceeds from issuance of long-term debt to former parent	0	50,000	1,021,273
Payments made to extinguish debt	0	(50,000)	0
Payments made for debt issue costs	(4,379)	(10,991)	(12,273)
Purchase of treasury shares	(143,194)	(5,097)	0
Excess tax benefits from share-based plans	0	120	0
Proceeds from employee stock compensation plans	1,173	0	0
Cash provided by financing activities	192,600	116,126	1,209,316
Effect of foreign currency exchange rate fluctuations on cash	343	(3,648)	58
(Decrease) increase in cash and cash equivalents	(112,259)	223,947	39,937
Cash and cash equivalents at end of year	151,692	263,951	40,004
Consolidation, Eliminations [Member]
Cash provided by (used for) operating activities	0	0	0
Capital expenditures	0	0	0
Due from affiliates	279,808	(113,181)	142,646
Acquisitions of businesses, net of cash acquired	0	0	0
Proceeds from the disposition of property, plant, and equipment	0	0	0
Cash used for investing activities	279,808	(113,181)	142,646
Due to affiliates	(279,808)	113,181	(142,646)
Borrowings on line of credit	0		0
Repayments of line of credit	0		0
Proceeds from issuance of long-term debt	0	0
Payments made on bank debt	0
Net transfers from parent		0	0
Payment from former parent	0
Dividend paid to parent		0
Payments made on long-term debt to former parent		0	0
Proceeds from issuance of long-term debt to former parent		0	0
Payments made to extinguish debt		0
Payments made for debt issue costs	0	0	0
Purchase of treasury shares	0	0
Excess tax benefits from share-based plans		0
Proceeds from employee stock compensation plans	0
Cash provided by financing activities	(279,808)	113,181	(142,646)
Effect of foreign currency exchange rate fluctuations on cash	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at end of year	0	0	0
Parent Company [Member] | Reportable Legal Entities [Member]
Cash provided by (used for) operating activities	(12,750)	(17,258)	(8,770)
Capital expenditures	0	0	0
Due from affiliates	0	0	0
Acquisitions of businesses, net of cash acquired	(466,773)	0	(1,344,117)
Proceeds from the disposition of property, plant, and equipment	0	0	0
Cash used for investing activities	(466,773)	0	(1,344,117)
Due to affiliates	286,923	(98,868)	143,571
Borrowings on line of credit	360,000		200,000
Repayments of line of credit	(360,000)		(200,000)
Proceeds from issuance of long-term debt	(350,000)	(350,000)
Payments made on bank debt	(17,500)
Net transfers from parent		16,181	206,678
Payment from former parent	6,500
Dividend paid to parent		(214,000)
Payments made on long-term debt to former parent		(20,087)	(6,362)
Proceeds from issuance of long-term debt to former parent		50,000	1,021,273
Payments made to extinguish debt		(50,000)
Payments made for debt issue costs	(4,379)	(10,991)	(12,273)
Purchase of treasury shares	(143,194)	(5,097)
Excess tax benefits from share-based plans		120
Proceeds from employee stock compensation plans	1,173
Cash provided by financing activities	479,523	17,258	1,352,887
Effect of foreign currency exchange rate fluctuations on cash	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at end of year	0	0	0
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Cash provided by (used for) operating activities	200,015	147,935	167,205
Capital expenditures	(38,918)	(38,774)	(36,443)
Due from affiliates	(279,808)	113,181	(142,646)
Acquisitions of businesses, net of cash acquired	4,723	0	37,005
Proceeds from the disposition of property, plant, and equipment	116	20	174
Cash used for investing activities	(313,887)	74,427	(141,910)
Due to affiliates	0	0	0
Borrowings on line of credit	0		0
Repayments of line of credit	0		0
Proceeds from issuance of long-term debt	0	0
Payments made on bank debt	0
Net transfers from parent		0	0
Payment from former parent	0
Dividend paid to parent		0
Payments made on long-term debt to former parent		0	0
Proceeds from issuance of long-term debt to former parent		0	0
Payments made to extinguish debt		0
Payments made for debt issue costs	0	0	0
Purchase of treasury shares	0	0
Excess tax benefits from share-based plans		0
Proceeds from employee stock compensation plans	0
Cash provided by financing activities	0	0	0
Effect of foreign currency exchange rate fluctuations on cash	0	0	0
(Decrease) increase in cash and cash equivalents	(113,872)	222,362	25,295
Cash and cash equivalents at end of year	133,503	247,375	25,013
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Cash provided by (used for) operating activities	10,737	23,661	13,875
Capital expenditures	(2,608)	(4,415)	(3,791)
Due from affiliates	0	0	0
Acquisitions of businesses, net of cash acquired	0	0	5,425
Proceeds from the disposition of property, plant, and equipment	256	300	0
Cash used for investing activities	(2,352)	(4,115)	1,634
Due to affiliates	(7,115)	(14,313)	(925)
Borrowings on line of credit	0		0
Repayments of line of credit	0		0
Proceeds from issuance of long-term debt	0	0
Payments made on bank debt	0
Net transfers from parent		0	0
Payment from former parent	0
Dividend paid to parent		0
Payments made on long-term debt to former parent		0	0
Proceeds from issuance of long-term debt to former parent		0	0
Payments made to extinguish debt		0
Payments made for debt issue costs	0	0	0
Purchase of treasury shares	0	0
Excess tax benefits from share-based plans		0
Proceeds from employee stock compensation plans	0
Cash provided by financing activities	(7,115)	(14,313)	(925)
Effect of foreign currency exchange rate fluctuations on cash	343	(3,648)	58
(Decrease) increase in cash and cash equivalents	1,613	1,585	14,642
Cash and cash equivalents at end of year	$ 18,189	$ 16,576	$ 14,991